Financial Risk Management Objectives and Policies (Details) - Schedule of Exchange Rates (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Impact on loss for the period [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	4.80%	5.80%
Impact on other components of equity [Member]
Schedule of Exchange Rates [Line Items]
Exchange rate	4.80%	5.80%